FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	$ 4	$ 4	$ (20)
Impact of 10% increase on Net income (loss)	(4)	(4)	20
Impact of 10% decrease on Partnership Capital	70	12
Impact of 10% increase on Partnership Capital	(70)	(12)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	2	0	(19)
Impact of 10% increase on Net income (loss)	(2)	0	19
Impact of 10% decrease on Partnership Capital	14	0
Impact of 10% increase on Partnership Capital	(14)	0
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	5	7	(11)
Impact of 10% increase on Net income (loss)	(5)	(7)	11
Impact of 10% decrease on Partnership Capital	105	0
Impact of 10% increase on Partnership Capital	(105)	0
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(1)	0	(3)
Impact of 10% increase on Net income (loss)	1	0	3
Impact of 10% decrease on Partnership Capital	(5)	(24)
Impact of 10% increase on Partnership Capital	5	24
COP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	1	1	1
Impact of 10% increase on Net income (loss)	(1)	(1)	(1)
Impact of 10% decrease on Partnership Capital	8	2
Impact of 10% increase on Partnership Capital	(8)	(2)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	15	18	10
Impact of 10% increase on Net income (loss)	(15)	(18)	(10)
Impact of 10% decrease on Partnership Capital	158	227
Impact of 10% increase on Partnership Capital	(158)	(227)
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	4	1	(2)
Impact of 10% increase on Net income (loss)	(4)	(1)	2
Impact of 10% decrease on Partnership Capital	1	0
Impact of 10% increase on Partnership Capital	(1)	0
PEN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Partnership Capital	10	11
Impact of 10% increase on Partnership Capital	(10)	(11)
INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(3)	(2)	(1)
Impact of 10% increase on Net income (loss)	3	2	1
Impact of 10% decrease on Partnership Capital	58	27
Impact of 10% increase on Partnership Capital	(58)	(27)
NZD & Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on Net income (loss)	(1)	0	0
Impact of 10% increase on Net income (loss)	$ 1	$ 0	$ 0